FI - Fair value, unfunded commitments, term of redemption conditions (Details 11) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 587	SFr 608
Redeemable	1,215	1,608
Total fair value	1,802	2,216
Unfunded commitments	228	179
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	41	102
Unfunded commitments attributable to non-controlling interest		23
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	58	107
Redeemable	748	1,009
Total fair value	806	1,116
Unfunded commitments	53	53
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	12
Redeemable	0	0
Total fair value	0	12
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	58	103
Redeemable	750	1,011
Total fair value	808	1,114
Unfunded commitments	SFr 53	SFr 53
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	61.00%	46.00%
Percentage of investment subject to monthly redemption	26.00%	40.00%
Percentage of investment subject to quarterly redemption	13.00%	13.00%
Percentage of investment subject to annual redemption		1.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Nonredeemable, liabilities	SFr 0	SFr (8)
Redeemable, liabilities	(2)	(2)
Total fair value, liabilities	(2)	(10)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	529	501
Redeemable	467	599
Total fair value	996	1,100
Unfunded commitments	175	126
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	21	84
Redeemable	65	72
Total fair value	86	156
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	68.00%	35.00%
Percentage of investment subject to monthly redemption	12.00%
Percentage of investment subject to quarterly redemption	20.00%	65.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 321	SFr 365
Redeemable	0	5
Total fair value	321	370
Unfunded commitments	161	105
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	187	52
Redeemable	402	522
Total fair value	589	574
Unfunded commitments	14	21
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	12	68
Redeemable	22	34
Total fair value	34	102
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	1
Redeemable	0	0
Total fair value	1	1
Unfunded commitments	49	0
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	14
Redeemable	35	14
Total fair value	35	28
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	102	126
Redeemable	0	0
Total fair value	102	126
Unfunded commitments	51	42
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	183	214
Redeemable	0	0
Total fair value	183	214
Unfunded commitments	36	34
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	9	2
Redeemable	8	24
Total fair value	17	26
Unfunded commitments	0	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	35	24
Redeemable	0	5
Total fair value	35	29
Unfunded commitments	SFr 25	SFr 29